[LOGO]
USAA(R)

                         USAA LONG-TERM Fund

                                                                       [GRAPHIC]

                         S e m i a n n u a l  R e p o r t

--------------------------------------------------------------------------------
  SEPTEMBER 30, 2002                                       USAA Tax-Exempt Funds

                                             (C)2002, USAA. All rights reserved.

M E S S A G E
=============-------------------------------------------------------------------
              from the PRESIDENT

                                    [GRAPHIC]

                          ...WE BELIEVE THE BEST COURSE
[PHOTO]                   OF ACTION IS TO REMAIN PATIENT
                            AND TO EXERCISE PRUDENCE
                          IN INVESTMENT DECISION-MAKING.

                                    [GRAPHIC]

--------------------------------------------------------------------------------

                 Only six months ago, the nation was thought to be on the brink of an economic recovery. Unfortunately, a number of issues, including questions of corporate governance, high-profile bankruptcies, political tensions in the Middle East, and ongoing equity market volatility, have sidetracked that revitalization. The Federal Reserve Board, widely expected to raise short-term interest rates in 2002, not only postponed a rate increase but also signaled its willingness to cut rates again in support of the economy.

                 Given the current level of uncertainty, we believe the best course of action is to remain patient and to exercise prudence in investment decision-making. Until the economy shows clear signs of improvement, interest rates are likely to remain low. Under the circumstances, all of us at USAA are particularly proud of our tax-exempt bond and money market funds for several reasons.

                 First, they are run by an outstanding team of portfolio managers, analysts, and traders.

                 Second, we are very expense-conscious. We understand that fund expenses have a direct impact on performance and how much of the fund's returns you get to keep.

                 Third, while not blind to total return, we emphasize current income. Over a market cycle, a superior income stream and

.. . . C O N T I N U E D
=======================---------------------------------------------------------

                 prudent risk management are important components of a fund's performance.

                 Also, your USAA tax-exempt funds reduce your tax exposure. You told us that you do not want the income from them to be subject to the alternative minimum tax (AMT) for individual tax-payers. And since the inception of these funds, none of them has been subject to the AMT for individuals - a commitment we plan to keep.

                 Once again, and on behalf of the entire team at USAA Investment Management Company, I would like to thank you for trusting us to help you with your investments. We promise to keep working hard on your behalf.

                 Sincerely,

                 /s/ Christopher W. Claus

                 Christopher W. Claus
                 President and Vice Chairman of the Board

                 FOR MORE COMPLETE INFORMATION ABOUT USAA MUTUAL FUNDS, INCLUDING CHARGES AND OPERATING EXPENSES, CALL FOR A PROSPECTUS FROM USAA INVESTMENT MANAGEMENT COMPANY (USAA). READ IT CAREFULLY BEFORE YOU INVEST.

                 AN INVESTMENT IN A MONEY MARKET FUND IS NOT INSURED OR GUARANTEED BY THE FDIC OR ANY OTHER GOVERNMENT AGENCY. ALTHOUGH THE FUND SEEKS TO PRESERVE THE VALUE OF YOUR INVESTMENT AT $1.00 PER SHARE, IT IS POSSIBLE TO LOSE MONEY BY INVESTING IN THE FUND.

                 PAST PERFORMANCE IS NO GUARANTEE OF FUTURE RESULTS.

                 CHANGES IN FEDERAL TAX LAWS OR OTHER UNFORESEEN CIRCUMSTANCES COULD RESULT IN INCOME SUBJECT TO THE FEDERAL AMT FOR INDIVIDUALS.

Table of CONTENTS
--------------------------------------------------------------------------------

INVESTMENT OVERVIEW & MANAGER'S COMMENTARY                          2

FINANCIAL INFORMATION

   Portfolio of Investments                                        11

   Notes to Portfolio of Investments                               27

   Financial Statements                                            28

   Notes to Financial Statements                                   31

THIS REPORT IS FOR THE INFORMATION OF THE SHAREHOLDERS AND OTHERS WHO HAVE RECEIVED A COPY OF THE CURRENTLY EFFECTIVE PROSPECTUS OF THE FUND, MANAGED BY USAA INVESTMENT MANAGEMENT COMPANY. IT MAY BE USED AS SALES LITERATURE
ONLY WHEN PRECEDED OR ACCOMPANIED BY A CURRENT PROSPECTUS, WHICH PROVIDES FURTHER DETAILS ABOUT THE FUND.

USAA with the eagle is registered in the U.S. Patent & Trademark Office.
(C)2002, USAA. All rights reserved.

I N V E S T M E N T
===================-------------------------------------------------------------
                    OVERVIEW

USAA LONG-TERM FUND

OBJECTIVE
--------------------------------------------------------------------------------

                 Interest income that is exempt from federal income tax.

TYPES OF INVESTMENTS
--------------------------------------------------------------------------------

                 Invests principally in investment-grade, tax-exempt securities with a dollar-weighted average portfolio maturity of 10 years or more.

------------------------------------------------------------------------------------------
                                                          9/30/02             3/31/02
------------------------------------------------------------------------------------------
Net Assets                                            $2,271.2 Million    $2,092.6 Million
Net Asset Value Per Share                                  $13.95              $13.11
Tax-Exempt Dividends Per Share Last 12 Months              $0.683              $0.702
Capital Gain Distributions Per Share Last 12 Months           -                   -

--------------------------------------------------------------------------------
        SIX-MONTH TOTAL RETURN AND 30-DAY SEC YIELD* AS OF 9/30/02
--------------------------------------------------------------------------------
3/31/02 TO 9/30/02                                       30-DAY SEC YIELD
     9.08%**                                                  3.90%

 * CALCULATED AS PRESCRIBED BY THE SECURITIES AND EXCHANGE COMMISSION.

** TOTAL RETURNS FOR PERIODS OF LESS THAN ONE YEAR ARE NOT ANNUALIZED. THIS
   SIX-MONTH RETURN IS CUMULATIVE.

                 NO ADJUSTMENT HAS BEEN MADE FOR TAXES PAYABLE BY SHAREHOLDERS ON THEIR REINVESTED DIVIDENDS AND CAPITAL GAIN DISTRIBUTIONS. THE PERFORMANCE DATA QUOTED REPRESENT PAST PERFORMANCE AND ARE NOT AN INDICATION OF FUTURE RESULTS. INVESTMENT RETURN AND PRINCIPAL VALUE OF AN INVESTMENT WILL FLUCTUATE, AND AN INVESTOR'S SHARES, WHEN REDEEMED, MAY BE WORTH MORE OR LESS THAN THEIR ORIGINAL COST.

3

.. . . C O N T I N U E D
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                        OVERVIEW

AVERAGE ANNUAL COMPOUNDED RETURNS WITH REINVESTMENT OF DIVIDENDS - PERIODS ENDING SEPTEMBER 30, 2002

--------------------------------------------------------------------------------
                TOTAL RETURN     =     DIVIDEND RETURN     +     PRICE CHANGE
--------------------------------------------------------------------------------
10 YEARS           6.39%         =          5.93%          +         0.46%
5 YEARS            5.91%         =          5.65%          +         0.26%
1 YEAR             9.25%         =          5.38%          +         3.87%

ANNUAL TOTAL RETURNS AND COMPOUNDED DIVIDEND RETURNS FOR THE 10-YEAR PERIOD ENDING SEPTEMBER 30, 2002

-----------------------------
        TOTAL RETURN
-----------------------------

          [CHART]

09/30/1993            12.77%
09/30/1994            -4.32%
09/30/1995             9.83%
09/30/1996             6.91%
09/30/1997            10.02%
09/30/1998             9.32%
09/30/1999            -3.23%
09/30/2000             4.60%
09/30/2001            10.18%
09/30/2002             9.25%

-----------------------------
        DIVIDEND RETURN
-----------------------------

           [CHART]

09/30/1993             6.69%
09/30/1994             5.16%
09/30/1995             6.70%
09/30/1996             6.15%
09/30/1997             6.17%
09/30/1998             5.83%
09/30/1999             5.19%
09/30/2000             5.98%
09/30/2001             5.83%
09/30/2002             5.38%

-----------------------------
   CHANGE IN SHARE PRICE
-----------------------------

          [CHART]

09/30/1993             6.08%
09/30/1994            -9.48%
09/30/1995             3.13%
09/30/1996             0.76%
09/30/1997             3.85%
09/30/1998             3.49%
09/30/1999            -8.42%
09/30/2000            -1.38%
09/30/2001             4.35%
09/30/2002             3.87%

                 TOTAL RETURN EQUALS DIVIDEND RETURN PLUS SHARE PRICE CHANGE AND ASSUMES REINVESTMENT OF ALL DIVIDENDS AND CAPITAL GAIN DISTRIBUTIONS. DIVIDEND RETURN IS THE INCOME FROM DIVIDENDS RECEIVED OVER THE PERIOD, ASSUMING REINVESTMENT OF ALL DIVIDENDS. SHARE PRICE CHANGE IS THE CHANGE IN NET ASSET VALUE OVER THE PERIOD ADJUSTED FOR CAPITAL GAIN DISTRIBUTIONS.

.. . . C O N T I N U E D
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--------------------------------------------
    12-MONTH DIVIDEND YIELD COMPARISON
--------------------------------------------

               [CHART]

                USAA         LIPPER GENERAL
              LONG-TERM      MUNICIPAL DEBT
                FUND         FUNDS AVERAGE
              ---------      --------------
9/30/1993        5.89%           5.39%
9/30/1994        6.11            5.55
9/30/1995        6.13            5.28
9/30/1996        5.95            5.08
9/30/1997        5.67            4.83
9/30/1998        5.40            4.49
9/30/1999        5.82            4.68
9/30/2000        5.84            4.74
9/30/2001        5.40            4.41
9/30/2002        4.87            4.12

                 THE 12-MONTH DIVIDEND YIELD IS COMPUTED BY DIVIDING INCOME DIVIDENDS PAID DURING THE PREVIOUS 12 MONTHS BY THE LATEST MONTH-END NET ASSET VALUE ADJUSTED FOR CAPITAL GAIN DISTRIBUTIONS. THE GRAPH REPRESENTS DATA FOR PERIODS ENDING 9/30/93 TO 9/30/02.

5

.. . . C O N T I N U E D
=======================---------------------------------------------------------
                        OVERVIEW

--------------------------------------------------------------------------
                       CUMULATIVE PERFORMANCE COMPARISON
--------------------------------------------------------------------------

                                  [CHART]

               USAA      LEHMAN BROTHERS   LIPPER GENERAL   LIPPER GENERAL
             LONG-TERM   MUNICIPAL BOND    MUNICIPAL DEBT   MUNICIPAL DEBT
               FUND           INDEX        FUNDS AVERAGE     FUNDS INDEX
             ---------   ---------------   --------------   --------------
Sep-92      $10,000.00     $10,000.00       $10,000.00       $10,000.00
Oct-92        9,801.02       9,901.55         9,822.57         9,823.60
Nov-92       10,026.94      10,079.01        10,071.60        10,073.19
Dec-92       10,137.81      10,181.92        10,197.53        10,199.84
Jan-93       10,260.76      10,300.43        10,312.35        10,319.90
Feb-93       10,643.44      10,672.87        10,712.97        10,733.26
Mar-93       10,524.11      10,560.09        10,590.35        10,609.78
Apr-93       10,650.92      10,666.50        10,706.44        10,722.20
May-93       10,715.31      10,726.39        10,765.07        10,778.55
Jun-93       10,925.52      10,905.76        10,950.16        10,968.64
Jul-93       10,923.51      10,919.78        10,949.68        10,962.59
Aug-93       11,154.54      11,147.25        11,189.09        11,209.29
Sep-93       11,277.00      11,274.37        11,309.07        11,338.56
Oct-93       11,295.84      11,296.04        11,343.85        11,356.99
Nov-93       11,192.49      11,196.32        11,226.57        11,242.73
Dec-93       11,406.05      11,432.71        11,452.24        11,467.84
Jan-94       11,540.57      11,563.34        11,579.79        11,594.48
Feb-94       11,271.88      11,263.86        11,284.40        11,310.39
Mar-94       10,772.82      10,805.08        10,793.55        10,837.26
Apr-94       10,807.23      10,896.84        10,833.06        10,873.07
May-94       10,881.22      10,991.14        10,932.48        10,968.91
Jun-94       10,773.16      10,923.92        10,861.86        10,899.66
Jul-94       10,929.14      11,124.32        11,054.70        11,087.65
Aug-94       10,969.03      11,162.87        11,083.85        11,122.93
Sep-94       10,789.28      10,999.11        10,904.97        10,950.74
Oct-94       10,532.52      10,803.81        10,698.89        10,741.42
Nov-94       10,258.26      10,608.19        10,474.47        10,520.52
Dec-94       10,502.16      10,841.72        10,731.99        10,775.65
Jan-95       10,854.86      11,151.71        11,052.31        11,103.18
Feb-95       11,207.36      11,476.04        11,379.73        11,434.40
Mar-95       11,318.66      11,607.94        11,485.13        11,539.98
Apr-95       11,321.87      11,621.64        11,487.47        11,539.98
May-95       11,692.32      11,992.48        11,842.05        11,908.58
Jun-95       11,557.72      11,887.66        11,713.57        11,775.10
Jul-95       11,625.99      12,000.13        11,788.75        11,851.71
Aug-95       11,757.00      12,152.41        11,917.75        11,986.78
Sep-95       11,850.31      12,229.20        11,991.04        12,062.35
Oct-95       12,065.26      12,406.97        12,177.48        12,253.50
Nov-95       12,306.16      12,613.10        12,413.60        12,497.56
Dec-95       12,453.23      12,734.17        12,557.97        12,641.06
Jan-96       12,498.91      12,830.38        12,620.79        12,701.88
Feb-96       12,384.43      12,743.72        12,527.48        12,609.99
Mar-96       12,210.14      12,580.92        12,333.67        12,416.55
Apr-96       12,172.52      12,545.24        12,280.04        12,364.11
May-96       12,186.45      12,540.46        12,291.14        12,372.06
Jun-96       12,337.14      12,677.14        12,409.87        12,486.72
Jul-96       12,459.25      12,791.83        12,521.13        12,594.32
Aug-96       12,463.01      12,788.96        12,518.42        12,587.51
Sep-96       12,669.73      12,967.69        12,701.43        12,779.58
Oct-96       12,827.58      13,114.25        12,838.89        12,921.84
Nov-96       13,051.06      13,354.47        13,062.12        13,148.17
Dec-96       13,009.94      13,298.08        13,008.98        13,093.33
Jan-97       13,025.03      13,323.24        13,009.94        13,091.40
Feb-97       13,156.34      13,445.58        13,124.39        13,206.45
Mar-97       13,004.72      13,266.22        12,958.30        13,043.53
Apr-97       13,117.89      13,377.41        13,067.29        13,155.74
May-97       13,328.38      13,578.76        13,254.20        13,344.63
Jun-97       13,474.15      13,723.40        13,406.37        13,502.56
Jul-97       13,848.32      14,103.48        13,809.06        13,907.55
Aug-97       13,728.92      13,971.26        13,652.26        13,749.32
Sep-97       13,939.43      14,136.93        13,820.07        13,922.10
Oct-97       14,025.22      14,228.05        13,910.23        14,014.48
Nov-97       14,137.33      14,311.84        13,991.60        14,094.47
Dec-97       14,360.87      14,520.52        14,212.99        14,322.89
Jan-98       14,496.65      14,670.26        14,350.26        14,460.59
Feb-98       14,511.09      14,674.72        14,344.80        14,460.39
Mar-98       14,569.79      14,687.78        14,352.37        14,475.55
Apr-98       14,459.57      14,621.51        14,264.79        14,387.55
May-98       14,710.17      14,852.81        14,498.08        14,621.05
Jun-98       14,781.16      14,911.43        14,550.49        14,673.52
Jul-98       14,816.94      14,948.71        14,575.89        14,702.24
Aug-98       15,064.83      15,179.69        14,806.03        14,931.40
Sep-98       15,239.22      15,368.93        14,984.30        15,108.64
Oct-98       15,166.38      15,368.61        14,926.02        15,053.53
Nov-98       15,204.37      15,422.45        14,974.37        15,104.11
Dec-98       15,218.79      15,461.32        14,998.44        15,130.57
Jan-99       15,337.58      15,645.15        15,164.91        15,295.71
Feb-99       15,264.37      15,576.97        15,072.17        15,209.37
Mar-99       15,294.87      15,598.32        15,076.90        15,215.77
Apr-99       15,320.40      15,637.19        15,115.97        15,258.17
May-99       15,217.77      15,546.71        15,001.54        15,149.27
Jun-99       15,017.16      15,323.05        14,746.45        14,909.27
Jul-99       15,029.31      15,378.81        14,770.86        14,936.30
Aug-99       14,799.82      15,255.51        14,582.44        14,758.39
Sep-99       14,747.17      15,261.88        14,541.55        14,720.09
Oct-99       14,543.22      15,096.53        14,319.94        14,515.37
Nov-99       14,619.08      15,257.10        14,459.35        14,653.61
Dec-99       14,451.59      15,143.37        14,313.84        14,514.14
Jan-00       14,329.35      15,077.42        14,194.63        14,397.74
Feb-00       14,527.91      15,252.64        14,391.73        14,601.64
Mar-00       14,843.10      15,585.89        14,721.74        14,921.71
Apr-00       14,736.53      15,493.82        14,621.24        14,819.31
May-00       14,651.05      15,413.21        14,511.33        14,719.99
Jun-00       15,042.05      15,821.65        14,888.61        15,099.22
Jul-00       15,269.26      16,041.80        15,097.40        15,309.74
Aug-00       15,509.02      16,289.03        15,334.37        15,550.80
Sep-00       15,425.56      16,204.28        15,237.21        15,454.15
Oct-00       15,586.19      16,381.10        15,392.50        15,615.10
Nov-00       15,732.72      16,505.03        15,493.54        15,718.71
Dec-00       16,201.94      16,912.83        15,901.39        16,124.74
Jan-01       16,220.99      17,080.41        16,005.16        16,245.04
Feb-01       16,368.54      17,134.57        16,073.46        16,320.85
Mar-01       16,525.78      17,288.13        16,211.54        16,457.96
Apr-01       16,183.97      17,100.80        15,981.57        16,227.15
May-01       16,394.58      17,284.95        16,157.83        16,412.76
Jun-01       16,565.90      17,400.60        16,290.45        16,549.51
Jul-01       16,893.14      17,658.34        16,553.69        16,810.24
Aug-01       17,191.98      17,949.21        16,852.20        17,112.61
Sep-01       16,996.23      17,889.00        16,718.31        16,971.54
Oct-01       17,213.40      18,102.14        16,901.83        17,148.71
Nov-01       17,062.68      17,949.53        16,718.77        16,973.58
Dec-01       16,904.26      17,779.72        16,532.82        16,793.86
Jan-02       17,141.78      18,088.12        16,786.70        17,055.27
Feb-02       17,369.63      18,306.04        16,993.97        17,262.19
Mar-02       17,028.21      17,947.30        16,668.07        16,934.28
Apr-02       17,361.22      18,298.07        16,963.37        17,241.96
May-02       17,478.45      18,409.26        17,066.13        17,349.17
Jun-02       17,638.92      18,603.92        17,234.38        17,515.82
Jul-02       17,870.19      18,843.19        17,447.36        17,740.16
Aug-02       18,107.53      19,069.71        17,624.09        17,914.53
Sep-02       18,574.36      19,487.38        17,997.16        18,296.85

                       DATA FROM 9/30/92 THROUGH 9/30/02.

                 See the following page for benchmark definitions.

                 NO ADJUSTMENT HAS BEEN MADE FOR TAXES PAYABLE BY SHAREHOLDERS ON THEIR REINVESTED INCOME DIVIDENDS AND CAPITAL GAIN DISTRIBUTIONS.

.. . . C O N T I N U E D
=======================---------------------------------------------------------

                 The graph on page 5 illustrates the comparison of a $10,000 investment in the USAA Long-Term Fund to the following benchmarks:

                     o The broad-based Lehman Brothers Municipal Bond Index, an unmanaged index that tracks total return performance for the investment-grade, tax-exempt bond market. All tax-exempt bond funds will find it difficult to outperform the Lehman Index, because funds have expenses.

                     o The Lipper General Municipal Debt Funds Average, an average performance level of all general municipal debt funds, reported by Lipper Inc., an independent organization that monitors the performance of mutual funds.

                     o The Lipper General Municipal Debt Funds Index, which tracks the total return performance of the 30 largest funds within the Lipper General Municipal Debt Funds category.

7

M A N A G E R ' S
=================---------------------------------------------------------------
                  COMMENTARY on the Fund

[PHOTO]           Robert R. Pariseau, CFA

--------------------------------------------------------------------------------

HOW DID THE FUND PERFORM FROM MARCH 31, 2002, TO SEPTEMBER 30, 2002?

                 Your USAA Long-Term Fund provided a total return of 9.08% versus an average of 7.96% for the 293 funds in the Lipper General Municipal Debt Funds category. The Fund's tax-exempt distributions over the previous 12 months produced a dividend yield of 4.87%, well above the 4.12% of the Lipper category average.

                                   [GRAPHIC]

                 THE FUND'S PERFORMANCE RECEIVED AN OVERALL MORNINGSTAR RATING(TM) OF 5 STARS IN THE MUNICIPAL NATIONAL LONG-TERM BOND FUND CATEGORY (305 FUNDS IN CATEGORY) FOR THE PERIOD ENDING SEPTEMBER 30, 2002.

                 REFER TO PAGE 6 FOR THE LIPPER AVERAGE DEFINITION.

                 PAST PERFORMANCE IS NO GUARANTEE OF FUTURE RESULTS. FOR EACH FUND WITH AT LEAST A THREE-YEAR HISTORY, MORNINGSTAR CALCULATES A MORNINGSTAR RATING(TM) BASED ON A MORNINGSTAR RISK-ADJUSTED RETURN MEASURE THAT ACCOUNTS FOR VARIATION IN A FUND'S MONTHLY PERFORMANCE (INCLUDING THE EFFECTS OF SALES CHARGES, LOADS, AND REDEMPTION FEES), PLACING MORE EMPHASIS ON DOWNWARD VARIATIONS AND REWARDING CONSISTENT PERFORMANCE. THE TOP 10% OF THE FUNDS IN EACH BROAD ASSET CLASS RECEIVE 5 STARS, THE NEXT 22.5% RECEIVE 4 STARS, THE NEXT 35% RECEIVE 3 STARS, THE NEXT 22.5% RECEIVE 2 STARS, AND THE BOTTOM 10% RECEIVE 1 STAR. (EACH SHARE CLASS IS COUNTED AS A FRACTION OF ONE FUND WITHIN THIS SCALE AND RATED SEPARATELY, WHICH MAY CAUSE SLIGHT VARIATIONS IN THE DISTRIBUTION PERCENTAGES.) THE OVERALL MORNINGSTAR RATING FOR A FUND IS DERIVED FROM A WEIGHTED AVERAGE OF THE PERFORMANCE FIGURES ASSOCIATED WITH ITS THREE-, FIVE-, AND 10-YEAR (IF APPLICABLE) MORNINGSTAR RATING METRICS. THE USAA LONG-TERM FUND WAS RATED AGAINST THE FOLLOWING NUMBER OF MUNICIPAL NATIONAL LONG-TERM BOND FUNDS OVER THE FOLLOWING TIME PERIODS ENDING 9/30/02: 305 FUNDS IN THE LAST THREE YEARS, 259 FUNDS IN THE LAST FIVE YEARS, AND 113 FUNDS IN THE LAST 10 YEARS. WITH RESPECT TO THE MUNICIPAL NATIONAL LONG-TERM BOND FUNDS, THE USAA LONG-TERM FUND RECEIVED A MORNINGSTAR RATING OF 5 STARS, 5 STARS, AND 4 STARS FOR THE THREE-, FIVE-, AND 10-YEAR PERIODS, RESPECTIVELY.

.. . . C O N T I N U E D
=======================---------------------------------------------------------

                                     [GRAPHIC]

                 For the same period, the Fund is listed as a Lipper Leader for tax efficiency and expense within the Lipper General Municipal Debt Funds category.

WHAT MARKET CONDITIONS AFFECTED THE FUND DURING THIS PERIOD?

                 Interest rates continued to fall. In fact, municipal and Treasury yields fell to levels not seen in many years. Demand drove prices up (bond prices move in the opposite direction of interest rates) as investors took refuge in the perceived quality of these securities.

                 An increasing number of investors moved into fixed-income investments. The declining stock market, corporate governance issues, and a weak corporate bond market made municipals particularly attractive.

                 Only two years ago, it was difficult to convince investors that fixed-income investments should be included in their asset-allocation plan. Largely due to the equity market decline, fixed-income vehicles, particularly municipals, have gained new respect for their steady income, relative safety, and price stability.

                 LIPPER RATINGS FOR TAX EFFICIENCY REFLECT FUNDS' HISTORICAL SUCCESS IN POSTPONING TAXABLE DISTRIBUTIONS RELATIVE TO PEERS AS OF SEPTEMBER 30, 2002. TAX EFFICIENCY OFFERS NO BENEFIT TO INVESTORS IN TAX-SHELTERED ACCOUNTS SUCH AS 401(K) PLANS. LIPPER RATINGS FOR EXPENSE REFLECT FUNDS' EXPENSE MINIMIZATION RELATIVE TO PEERS WITH SIMILAR LOAD STRUCTURES AS OF SEPTEMBER 30, 2002. THE LIPPER RATINGS ARE SUBJECT TO CHANGE EVERY MONTH AND ARE BASED ON AN EQUAL-WEIGHTED AVERAGE OF PERCENTILE RANKS FOR THE TAX EFFICIENCY, AND EXPENSE METRICS OVER THREE-, FIVE-, AND 10-YEAR PERIODS (IF APPLICABLE). THE HIGHEST 20% OF FUNDS IN EACH PEER GROUP ARE NAMED LIPPER LEADERS, THE NEXT 20% RECEIVE A SCORE OF 2, THE MIDDLE 20% ARE SCORED 3, THE NEXT 20% ARE SCORED 4, AND THE LOWEST 20% ARE SCORED 5.

                 THE USAA LONG-TERM FUND WAS RATED AGAINST THE FOLLOWING NUMBER OF FUNDS IN THE GENERAL MUNICIPAL DEBT FUNDS CATEGORY: 242 FUNDS FOR TAX EFFICIENCY, AND 245 FUNDS FOR EXPENSE. LIPPER RATINGS ARE NOT INTENDED TO PREDICT FUTURE RESULTS, AND LIPPER DOES NOT GUARANTEE THE ACCURACY OF THIS INFORMATION. MORE INFORMATION IS AVAILABLE AT WWW.LIPPERLEADERS.COM. LIPPER LEADER RATINGS COPYRIGHT 2002, REUTERS. ALL RIGHTS RESERVED.

9

.. . . C O N T I N U E D
=======================---------------------------------------------------------
                        COMMENTARY on the Fund

WHAT WERE YOUR STRATEGIES FOR BUYING AND SELLING DURING THE PERIOD?

                 The Fund remained fully invested in a diversified portfolio of long-term, investment-grade municipal bonds with an income orientation. Over time, income usually provides the vast majority of a bond's total return. Strategy adjustments helped performance over the last two years. I reduced exposure to industrial development revenue bonds and increased average credit quality. I added more 15- to 20-year maturities and recently extended to the 20- to 24-year range without adding to the Fund's average maturity.

WHAT IS THE OUTLOOK?

                 By historical measures, short-term rates are very low compared to long-term rates. Perhaps investors are uneasy about the immediate future or they are afraid that interest rates will rise significantly. When the Federal Reserve Board (the Fed) begins to tighten credit, short-term rates may rise more than long-term rates. Meanwhile, longer maturities may perform relatively well in comparison and pay considerably higher income. Since any Fed action seems months away, investors may do well to bide their time.

-----------------------------------------------------------------------------------------
TAXABLE EQUIVALENT YIELDS
-----------------------------------------------------------------------------------------
To match the USAA Long-Term Fund's closing 30-day SEC yield of 3.90%,
and assuming marginal federal tax rates of:          27.00%    30.00%    35.00%    38.60%
A FULLY TAXABLE INVESTMENT MUST PAY:                  5.34%     5.57%     6.00%     6.35%

                 The table is based on a hypothetical investment calculated for illustrative purposes only. It is not an indication of performance for any of the USAA family of funds.

                 SOME INCOME MAY BE SUBJECT TO FEDERAL, STATE, OR LOCAL TAXES, OR THE FEDERAL ALTERNATIVE MINIMUM TAX.

P O R T F O L I O
=================---------------------------------------------------------------
                  HIGHLIGHTS

      PORTFOLIO RATINGS MIX
             9/30/02

             [CHART]

AAA                        52%
AA                         18%
A                          11%
BBB                        13%
BB                          3%
Cash Equivalents            3%

                 The four highest long-term credit ratings, in descending order of credit quality, are AAA, AA, A, and BBB. This chart reflects the higher rating of either Moody's Investors Service, Standard & Poor's Rating Services, or Fitch Ratings. Unrated securities that have been determined by USAA IMCO to be of equivalent investment quality to categories AAA and BBB account for 0.3% and 1.0%, respectively, of the Fund's investments and are included in their appropriate categories above.

                 YOU WILL FIND A LIST OF SECURITIES THAT THE FUND OWNS ON PAGES 11-26.

11

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                  of INVESTMENTS

USAA LONG-TERM FUND

SEPTEMBER 30, 2002 (UNAUDITED)

CATEGORIES AND DEFINITIONS
--------------------------------------------------------------------------------

                 FIXED-RATE INSTRUMENTS - consist of municipal bonds, notes, and commercial paper. The interest rate is constant to maturity. Prior to maturity, the market price of a fixed-rate instrument generally varies inversely to the movement of interest rates.

                 PUT BONDS - provide the right to sell the bond at face value at specific tender dates prior to final maturity. The put feature shortens the effective maturity of the security.

                 VARIABLE-RATE DEMAND NOTES (VRDNS) - provide the right, on any business day, to sell the security at face value on either that day or within seven days. The interest rate is generally adjusted at a stipulated daily, weekly, or monthly interval to a rate that reflects current market conditions. The effective maturity is the next put date.

                 CREDIT ENHANCEMENTS - add the financial strength of the provider of the enhancement to support the issuer's ability to repay the principal when due. The enhancement may be provided by a high-quality bank, insurance company or other corporation, or a collateral trust.

                 (ETM)      Escrowed to final maturity.
                 (PRE)      Prerefunded to a date prior to maturity.
                 (LOC)      Enhanced by a bank letter of credit.
                 (LIQ)      Enhanced by a bank or nonbank liquidity agreement.
                 (NBGA)     Enhanced by a nonbank guarantee agreement.
                 (INS) Scheduled principal and interest payments are insured by one of the following companies: AMBAC Financial Group, Inc., Financial Guaranty Insurance Co., Financial Security Assurance Holdings Ltd., MBIA, Inc., or Radian Asset Assurance, Inc.

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=================---------------------------------------------------------------
                  of INVESTMENTS
                  (continued)

USAA LONG-TERM FUND

SEPTEMBER 30, 2002 (UNAUDITED)

PORTFOLIO ABBREVIATIONS AND DESCRIPTIONS
--------------------------------------------------------------------------------

                 COP        Certificate of Participation
                 EDC        Economic Development Corp.
                 GO         General Obligation
                 IDA        Industrial Development Authority/Agency
                 IDB        Industrial Development Board
                 IDC        Industrial Development Corp.
                 IDRB       Industrial Development Revenue Bond
                 ISD        Independent School District
                 MLO        Municipal Lease Obligation
                 MTA        Metropolitan Transportation Authority
                 PCRB       Pollution Control Revenue Bond
                 RB         Revenue Bond
                 SFH        Single-Family Housing

13

P O R T F O L I O
=================---------------------------------------------------------------
                  of INVESTMENTS (continued)
                  (in thousands)

USAA LONG-TERM FUND

SEPTEMBER 30, 2002 (UNAUDITED)

PRINCIPAL                                                          COUPON                 FINAL          MARKET
   AMOUNT      SECURITY                                              RATE              MATURITY           VALUE
---------------------------------------------------------------------------------------------------------------
               FIXED-RATE INSTRUMENTS (95.1%)

               ALABAMA (3.1%)
 $  8,000      Courtland IDRB, Series 1994                           5.90%            2/01/2017      $    8,131
               Marshall County Health Care Auth. RB,
    1,000       Series 2002A                                         6.25             1/01/2022           1,077
    1,150       Series 2002A                                         5.75             1/01/2032           1,179
    1,500       Series 2002D                                         5.75             1/01/2032           1,538
               Parks System Improvement Corp. GO,
    7,670       Series 2001C                                         5.00             6/01/2020           8,120
    7,805       Series 2001C                                         5.00             6/01/2021           8,205
   10,250      Prattville IDB RB, Series 1998                        5.30             9/01/2028           9,784
               Public School and College RB,
   15,000       Series 1999A (INS)                                   5.50             9/01/2029          16,063
    4,140       Series 2001A                                         5.00             2/01/2020           4,360
   11,000      Univ. of Alabama at Birmingham Hospital
                RB, Series 2000A (INS)                               5.88             9/01/2031          12,195

               ALASKA (0.2%)
    4,095      Municipality of Anchorage GO,
                Series 2001A (INS)                                   5.00             6/01/2019           4,320

               ARIZONA (0.4%)
    2,195      Phoenix GO, Series 2002B                              5.00             7/01/2021           2,319
    5,500      School Facilities Board RB,
                Series 2002                                          5.25             7/01/2018           6,067

               COLORADO (2.3%)
   11,000      Denver City and County COP (MLO),
                Series 2000B (INS)                                   5.50            12/01/2025          11,966
               Denver Health and Hospital Auth. RB,
    9,500       Series 1998A                                         5.38            12/01/2028           9,272
    1,000       Series 2001A                                         6.00            12/01/2023           1,040
    1,650       Series 2001A                                         6.00            12/01/2031           1,705
               Health Facilities Auth. Hospital RB,
      800       Series 1993 (Rocky Mountain Adventist
                Healthcare) (PRE)                                    6.63             2/01/2013             829
   12,900       Series 1993 (Rocky Mountain Adventist
                Healthcare)                                          6.63             2/01/2013          13,312
   11,480      Summit County Sports Facilities RB,
                Series 1990                                          7.88             9/01/2008          14,442

P O R T F O L I O
=================---------------------------------------------------------------
                  of INVESTMENTS (continued)
                  (in thousands)

USAA LONG-TERM FUND

SEPTEMBER 30, 2002 (UNAUDITED)

PRINCIPAL                                                          COUPON                 FINAL          MARKET
   AMOUNT      SECURITY                                              RATE              MATURITY           VALUE
---------------------------------------------------------------------------------------------------------------
               CONNECTICUT (4.1%)
               Mashantucket (Western) Pequot Tribe RB,
 $ 62,950       Series 1997B(b)                                      5.75%            9/01/2027      $   64,216
    1,500       Series 1999A(b)                                      5.50             9/01/2028           1,513
               State GO,
    5,000       Series 2001D                                         5.13            11/15/2015           5,567
    7,500       Series 2001D                                         5.13            11/15/2016           8,276
    5,900       Series 2002D                                         5.38            11/15/2021           6,500
               Transportation Infrastructure Special
                Tax Obligation RB,
    4,000       Series 2001B (INS)                                   5.38            10/01/2015           4,550
    1,000       Series 2002A (INS)                                   5.38             7/01/2018           1,120
    1,000       Series 2002A (INS)                                   5.38             7/01/2019           1,110

               DISTRICT OF COLUMBIA (2.5%)
               GO,
   15,320       Series 1999A (PRE) (INS)                             5.50             6/01/2029          17,840
   37,580       Series 1999A (INS)                                   5.50             6/01/2029          39,968

               FLORIDA (3.0%)
    6,030      Beacon Tradeport Community Development
                RB, Series 2002A (INS)                               5.63             5/01/2032           6,581
               Board of Education Public Education GO,
   15,665       Series 1998E (NBGA)                                  5.63             6/01/2025          17,126
    7,000       Series 1998E (NBGA)                                  5.63             6/01/2029           7,644
               Collier County School Board COP (MLO),
    5,415       Series 2002 (INS)                                    5.38             2/15/2021           5,910
    5,000       Series 2002 (INS)                                    5.38             2/15/2022           5,417
   15,175      Miami Limited Ad Valorem Tax Bonds GO,
                Series 2002 (INS)                                    5.50             1/01/2021          16,753
    6,000      Orange County Health Facilities Auth. RB,
                Series 2002                                          5.75            12/01/2027           6,241
    2,785      Tampa Utility Tax RB, Series B (INS)                  5.75            10/01/2015           3,352

               GEORGIA (2.0%)
   12,000      Fayette County Public Facilities Auth. RB,
                Series 2000 (PRE)                                    5.88             6/01/2028          14,347
    8,000      Henry County Water and Sewage Auth. RB,
                Series 2000 (INS)                                    5.63             2/01/2030           8,701
               Municipal Electric Auth. RB,
    3,085       Series 2002A (INS)                                   5.25            11/01/2021           3,327
    2,000       Series 2002A (INS)                                   5.25            11/01/2022           2,141

15

P O R T F O L I O
=================---------------------------------------------------------------
                  of INVESTMENTS (continued)
                  (in thousands)

USAA LONG-TERM FUND

SEPTEMBER 30, 2002 (UNAUDITED)

PRINCIPAL                                                          COUPON                 FINAL          MARKET
   AMOUNT      SECURITY                                              RATE              MATURITY           VALUE
---------------------------------------------------------------------------------------------------------------
 $  5,000      Private Colleges and Univ. Auth. RB,
                Series 1999A                                         5.50%           11/01/2025      $    5,389
   10,000      Savannah Economic Development Auth.
                PCRB, Series 1995                                    6.15             3/01/2017          10,749

               HAWAII (0.6%)
    5,725      State GO, Series 2001CV (INS)                         5.00             8/01/2020           6,028
    7,330      State Highway RB, Series 1998                         5.50             7/01/2018           8,516

               ILLINOIS (7.4%)
               Chicago-O'Hare International Airport RB,
    3,445       Series 2001B (INS)                                   5.13             1/01/2020           3,656
    3,060       Series 2001B (INS)                                   5.13             1/01/2021           3,229
               Health Facilities Auth. RB,
    9,960       Series 1985A (Univ. of Chicago)                      5.50             8/01/2020          11,032
   17,775       Series 1992 (Mercy Hospital)                         7.00             1/01/2015           6,385
    7,000       Series 1998 (Centegra Health Sys.)                   5.25             9/01/2024           6,777
    5,030       Series 2000 (Riverside Health Sys.)                  6.85            11/15/2029           5,522
    8,500       Series 2001B (Edward Hospital) (INS)                 5.13             2/15/2025           8,761
               Metropolitan Pier and Exposition Auth. RB,
    8,000       Series 2002A (INS)                                   5.50             6/15/2023           8,751
    5,000       Series 2002B, 5.50%/5.50%, 6/15/12 (INS)(d)          5.50             6/15/2020           3,286
    2,500       Series 2002B, 5.55%/5.55%, 6/15/12 (INS)(d)          5.55             6/15/2021           1,624
   13,850      Quincy Hospital RB, Series 1993                       6.00            11/15/2018          14,257
               Regional Transportation Auth. GO,
   10,980       Series 1994C (PRE) (INS)                             7.10             6/01/2025          12,197
   23,980       Series 1999 (INS)                                    5.75             6/01/2020          28,632
   37,550      Regional Transportation Auth. RB,
                Series 2000A (INS)                                   6.50             7/01/2030          49,273
    4,555      State Sales Tax RB, FIRST Series 2001                 5.13             6/15/2019           4,855

               INDIANA (3.9%)
               Bond Bank State Revolving Fund RB,
   10,440       Series 2000A                                         5.50             8/01/2021          11,388
   11,015       Series 2000A                                         5.50             8/01/2022          11,953
   22,590       Series 2000B                                         5.00             8/01/2023          23,330
   21,750      Indianapolis Airport Facility RB,
                Series 1994                                          6.80             4/01/2017          23,089
    7,500      St. Joseph County Hospital Auth. RB,
                Series 2000 (INS)                                    5.63             8/15/2033           8,053

P O R T F O L I O
=================---------------------------------------------------------------
                  of INVESTMENTS (continued)
                  (in thousands)

USAA LONG-TERM FUND

SEPTEMBER 30, 2002 (UNAUDITED)

PRINCIPAL                                                          COUPON                 FINAL          MARKET
   AMOUNT      SECURITY                                              RATE              MATURITY           VALUE
---------------------------------------------------------------------------------------------------------------
 $  5,665      State Office Building Commission RB (MLO),
                Series 2002A (INS)                                   5.00%            7/01/2021      $    5,920
    5,000      Transportation Finance Auth. Highway
                RB (MLO), Series 2000                                5.38            12/01/2025           5,291

               IOWA (0.2%)
               Finance Auth. HealthCare RB,
    1,000       Series 2001 (INS)                                    5.25             5/15/2021           1,048
    3,495       Series 2001 (INS)                                    5.25             5/15/2026           3,626

               KENTUCKY (0.3%)
    5,000      Commonwealth State Property & Buildings
                Commission RB, (INS)                                 5.38            10/01/2016           5,581

               LOUISIANA (0.7%)
               Gasoline and Fuels Tax RB,
    2,440       Series 2002A (INS)                                   5.38             6/01/2020           2,671
    2,245       Series 2002A (INS)                                   5.38             6/01/2021           2,441
    9,250      Local Government Environmental
                Facilities and Community Development
                Auth. RB, Series 2002 (INS)                          5.20            12/01/2027           9,767

               MAINE (1.4%)
   27,750      State Turnpike Auth. RB,
                Series 2000 (INS)                                    5.75             7/01/2028          30,708

               MASSACHUSETTS (2.8%)
    5,000      Commonwealth GO,
                Series 2002D (INS)                                   5.38             8/01/2022           5,429
   15,055      Commonwealth Special Obligation RB,
                Series 2002A (INS)                                   5.38             6/01/2020          16,555
    5,000      Health and Education Facilities Auth. RB,
                Series 2000A (INS)                                   5.88            10/01/2029           5,605
    2,500      Municipal Wholesale Electric Co. RB,
                Series 2001A (INS)                                   5.25             7/01/2016           2,772
    9,350      State GO, Series 2002B (PRE) (INS)                    5.50             3/01/2018          11,008
    5,000      Water Pollution Abatement Trust GO,
                Series 6                                             5.25             8/01/2020           5,440
   16,000      Water Resources Auth. RB,
                Series 2000A (INS)                                   5.75             8/01/2030          17,728

17

P O R T F O L I O
=================---------------------------------------------------------------
                  of INVESTMENTS (continued)
                  (in thousands)

USAA LONG-TERM FUND

SEPTEMBER 30, 2002 (UNAUDITED)

PRINCIPAL                                                          COUPON                 FINAL          MARKET
   AMOUNT      SECURITY                                              RATE              MATURITY           VALUE
---------------------------------------------------------------------------------------------------------------
               MICHIGAN (5.6%)
 $  7,000      Anchor Bay School District GO,
                Series 2001 (NBGA)                                   5.00%            5/01/2021      $    7,326
    9,900      Battle Creek Downtown Development Auth.
                Development Bonds, Series 1994 (PRE)                 7.60             5/01/2016          11,011
    4,000      Delta County EDC RB,
                Series 2002                                          6.25             4/15/2027           4,017
   13,005      Dickinson County EDC PCRB,
                Series 1993                                          5.85            10/01/2018          13,244
               Hospital Finance Auth. RB,
   15,500       Series 1995A (PRE)                                   7.50            10/01/2027          18,086
   43,000       Series 1999A (Ascension Hospital)                    6.13            11/15/2026          46,721
    6,500      Job Development Auth. RB,
                Series 1990A (NBGA)                                  8.00            12/01/2013           6,560
   10,000      Municipal Auth. Clean Water RB,
                Series 1999 (PRE)                                    5.50            10/01/2021          11,729
    4,500      Novi School District GO,
                Series 2001 (NBGA)                                   5.13             5/01/2022           4,727
    2,875      Wayne Charter County Airport RB,
                Series 2002C (INS)                                   5.38            12/01/2018           3,189

               MINNESOTA (2.2%)
   45,005      St. Paul Housing and Redevelopment
                Auth. Hospital RB, Series 1993A                      6.63            11/01/2017          39,527
   14,775      Washington County Housing and
                Redevelopment Auth. RB, Series 1998                  5.50            11/15/2027          10,226

               MISSISSIPPI (0.1%)
    2,520      Hospital Equipment and Facilities Auth. RB,
                Series 2000 (INS)                                    5.50             1/01/2027           2,696

               MISSOURI (0.6%)
    2,000      Health and Educational Facilities Auth. RB,
                Series 1996A                                         6.38             2/01/2027           2,081
   10,000      Highways and Transportation Commission RB,
                Series 2001A                                         5.00             2/01/2015          11,006

               NEBRASKA (1.7%)
    9,695      Douglas County School District GO,
                Series 2001B                                         5.00            12/15/2021          10,194

P O R T F O L I O
=================---------------------------------------------------------------
                  of INVESTMENTS (continued)
                  (in thousands)

USAA LONG-TERM FUND

SEPTEMBER 30, 2002 (UNAUDITED)

PRINCIPAL                                                          COUPON                 FINAL          MARKET
   AMOUNT      SECURITY                                              RATE              MATURITY           VALUE
---------------------------------------------------------------------------------------------------------------
 $  3,665      Lancaster County School District No. 1 GO,
                Series 2002                                          5.25%            1/15/2022      $    3,936
               Platte County Hospital Auth. No. 1 RB,
    4,500       Series 2000 (INS)                                    6.10             5/01/2025           5,038
    6,500       Series 2000 (INS)                                    6.15             5/01/2030           7,288
   12,000      Scotts Bluff County Hospital Auth. No. 1 RB,
                Series 1998                                          5.25            11/15/2028          12,099

               NEVADA (4.7%)
   19,000      Clark County EDC RB, Series 1999                      5.50             5/15/2029          19,759
   21,000      Clark County GO, Series 2000 (INS)                    5.50             7/01/2025          22,438
   11,570      Clark County School District GO,
                Series 2001D (INS)                                   5.25             6/15/2019          12,857
   15,650      Humboldt County PCRB, Series 1984                     8.30            12/01/2014          17,206
   14,180      Truckee Meadows Water Auth. RB,
                Series 2001A (INS)                                   5.13             7/01/2020          15,054
               Washoe County GO,
    3,505       Series 2001A (INS)                                   5.00             7/01/2021           3,652
    5,875       Series 2001A (INS)                                   5.00             7/01/2022           6,083
    8,245       Series 2001A (INS)                                   5.00             7/01/2023           8,489

               NEW JERSEY (2.2%)
   15,000      Camden County Improvement Auth. RB,
                Series 1997                                          6.00             2/15/2027          11,883
    5,000      Highway Auth. RB, Series 2001
                (Garden State Parkway) (INS)                         5.25             1/01/2018           5,485
   30,020      Turnpike Auth. RB, Series 2000A                       5.50             1/01/2027          32,368

               NEW MEXICO (0.7%)
   16,000      Chaves County Hospital RB (PRE)                       7.25            12/01/2022          16,475

               NEW YORK (13.3%)
               Dormitory Auth. RB,
   21,500       Series 1996B (Mental Health Services)                6.00             8/15/2016          26,160
    5,010       Series 2000A (Rochester Univ.)
                 5.95%/5.95%, 7/1/10 (INS)(d)                        5.95             7/01/2020           3,589
    5,690       Series 2000A (Rochester Univ.)
                 6.00%/6.00%, 7/1/10 (INS)(d)                        6.00             7/01/2022           4,045
    3,210       Series 2000A (Rochester Univ.)
                 6.05%/6.05%, 7/1/10 (INS)(d)                        6.05             7/01/2024           2,265
    6,310       Series 2000B (State Univ. of New York) (PRE)         5.38             5/15/2018           7,354

19

P O R T F O L I O
=================---------------------------------------------------------------
                  of INVESTMENTS (continued)
                  (in thousands)

USAA LONG-TERM FUND

SEPTEMBER 30, 2002 (UNAUDITED)

PRINCIPAL                                                          COUPON                 FINAL          MARKET
   AMOUNT      SECURITY                                              RATE              MATURITY           VALUE
---------------------------------------------------------------------------------------------------------------
 $  8,655       Series 2000B (State Univ. of New York) (PRE)         5.38%            5/15/2019      $   10,086
    9,120       Series 2000B (State Univ. of New York) (PRE)         5.38             5/15/2020          10,628
    1,415       Series 2002B (Columbia Univ.)                        5.38             7/01/2018           1,582
    1,000       Series 2002B (Columbia Univ.)                        5.38             7/01/2019           1,109
   10,910      Dutchess County IDA Civic Facility RB,
                Series 2000                                          5.75             8/01/2030          11,875
               New York City GO,
   22,740       Fiscal 2001 Series A                                 5.75             5/15/2030          24,689
    8,210       Fiscal 2002 Series B                                 5.30            12/01/2018           8,741
    7,500       Fiscal 2002 Series G                                 5.88             8/01/2019           8,404
    6,350       Fiscal 2003 Series A                                 5.75             8/01/2016           7,128
   50,000       Series 1995B (PRE)                                   7.25             8/15/2019          55,850
    1,415       Series 1997I (PRE)                                   6.25             4/15/2027           1,668
   11,650       Series 1997I                                         6.25             4/15/2027          12,782
    8,800       Series 2000A                                         6.00             5/15/2020           9,851
               New York City Municipal Water Finance
                Auth. RB,
   11,000       Series 1999A                                         5.75             6/15/2030          12,272
    4,975       Series 2000B (PRE)                                   6.00             6/15/2033           6,018
    3,025       Series 2000B                                         6.00             6/15/2033           3,592
   15,000       Series A                                             5.38             6/15/2018          16,613
    6,850      New York City Transit Auth. MTA COP,
                Series 2000A (INS)                                   5.88             1/01/2030           7,751
               New York City Transit Auth. MTA RB,
    5,000       Series 2002A (INS)                                   5.50            11/15/2018           5,648
    5,000       Series 2002A (INS)                                   5.50            11/15/2019           5,613
               New York City Transitional Finance Auth. RB,
    7,000       Fiscal 2001 Series A (PRE)                           5.38             2/15/2022           8,126
    1,770       Series 1999C (PRE)                                   5.50             5/01/2025           2,069
    2,230       Series 1999C                                         5.50             5/01/2025           2,395
    5,000       Series 2001A                                         5.75             2/15/2017           5,668
   11,000      Thruway Auth. Highway and Bridge Trust
                Fund Bonds, Series 2002A (INS)                       5.25             4/01/2020          11,884
    4,000      Thruway Auth. RB, Series 2002B (INS)                  5.38             4/01/2018           4,436
    2,500      Triborough Bridge and Tunnel Auth. RB,
                Series 2002B(c)                                      5.00            11/15/2024           2,587

               NORTH CAROLINA (0.8%)
               Charlotte Water and Sewer Systems RB,
    7,815       Series 2001                                          5.00             6/01/2020           8,343
    4,265       Series 2001                                          5.00             6/01/2021           4,521

P O R T F O L I O
=================---------------------------------------------------------------
                  of INVESTMENTS (continued)
                  (in thousands)

USAA LONG-TERM FUND

SEPTEMBER 30, 2002 (UNAUDITED)

PRINCIPAL                                                          COUPON                 FINAL          MARKET
   AMOUNT      SECURITY                                              RATE              MATURITY           VALUE
---------------------------------------------------------------------------------------------------------------
 $  4,000      Wake County Industrial Facilities PCRB,
                Series 2002                                          5.38%            2/01/2017      $    4,286

               NORTH DAKOTA (0.3%)
    7,250      Fargo Health System RB, Series 2000A (INS)            5.63             6/01/2031           7,813

               OHIO (0.3%)
    1,000      Cuyahoga Community College District RB,
                Series A (INS)(c)                                    5.00            12/01/2022           1,054
    7,325      Lorain County Health Care Facilities RB,
                Series 1998A                                         5.25             2/01/2021           6,670

               OKLAHOMA (0.4%)
    9,000      Norman Regional Hospital Auth. RB,
                Series 2002 (INS)                                    5.50             9/01/2023           9,685

               PENNSYLVANIA (0.8%)
               Commonwealth GO,
   10,000       1st Series 2002                                      5.25             2/01/2019          10,880
    7,000       2nd Series 2001                                      5.00             9/15/2017           7,585

               PUERTO RICO (0.6%)
               Commonwealth GO,
    7,420       Series 2001A (INS)                                   5.50             7/01/2016           8,836
    4,475       Series 2001B (INS)                                   5.00             7/01/2021           4,743

               RHODE ISLAND (1.2%)
   25,000      Housing and Mortgage Finance Corp. SFH RB,
                Series 15-A                                          6.85            10/01/2024          26,121

               SOUTH CAROLINA (1.1%)
    4,645      Educational Facilities Auth. RB,
                Series 2002 (Benedict College) (INS)                 5.75             7/01/2017           5,252
    5,000      Georgetown County Environmental
                Improvement RB, Series 2002A                         5.70             4/01/2014           5,348
               Jobs Economic Development Auth. RB,
    2,300       Series 2001 (INS)                                    5.25             2/01/2021           2,407
    3,750       Series 2001 (INS)                                    5.38             2/01/2026           3,932
    8,000      Transportation Infrastructure Bank RB,
                Series 1999A (INS)                                   5.25            10/01/2021           8,535

21

P O R T F O L I O
=================---------------------------------------------------------------
                  of INVESTMENTS (continued)
                  (in thousands)

USAA LONG-TERM FUND

SEPTEMBER 30, 2002 (UNAUDITED)

PRINCIPAL                                                          COUPON                 FINAL          MARKET
   AMOUNT      SECURITY                                              RATE              MATURITY           VALUE
---------------------------------------------------------------------------------------------------------------
               TENNESSEE (0.7%)
 $ 15,000      Shelby County Health Educational and
                Housing Facility RB, Series 2002
                (Methodist Healthcare)                               6.38%            9/01/2019      $   16,177

               TEXAS (17.4%)
    4,130      Aldine ISD GO, Series 2001 (NBGA)                     5.00             2/15/2022           4,274
    5,000      Austin Higher Education Auth. RB,
                Series 1998                                          5.25             8/01/2023           4,925
               Austin Public Improvements GO,
    6,255       Series 2001                                          5.13             9/01/2019           6,671
    6,585       Series 2001                                          5.13             9/01/2020           6,992
    6,930       Series 2001                                          5.13             9/01/2021           7,306
   19,500      Bell County Health Facilities Development
                Corp. RB, Series 1989 (ETM)                          6.50             7/01/2019          24,950
               Corpus Christi Utility Systems RB,
    1,500       Series 2002 (INS)                                    5.25             7/15/2019           1,621
    1,000       Series 2002 (INS)                                    5.25             7/15/2020           1,077
               Cypress-Fairbanks ISD GO,
    3,595       Series 2001 (NBGA)                                   5.25             2/15/2016           3,965
    8,500       Series 2001 (NBGA)                                   5.25             2/15/2017           9,313
    7,500      Dallas ISD GO, Series 2002 (NBGA)                     5.50             2/15/2016           8,526
    7,210      Duncanville ISD GO, Series 2001B,
                5.625%/5.625%, 8/15/2003 (NBGA)(d)                   5.63             2/15/2024           7,397
   10,420      Edinburg Consolidated ISD GO,
                Series 2000 (NBGA)                                   5.50             2/15/2030          11,097
               Fort Bend ISD GO,
    4,750       Series 1999 (NBGA)                                   5.38             2/15/2024           4,977
    7,975       Series 2000 (NBGA)                                   5.00             8/15/2025           8,175
    5,560      Harris County Health Facilities RB,
                Series 1992 (PRE)                                    7.13             6/01/2015           6,064
   19,700      Harris County IDC RB, Series 1992                     6.95             2/01/2022          20,209
               Houston Water and Sewer Systems RB,
   20,000       Series 1998A, B (INS)(a)                             5.83            12/01/2023           6,973
    6,000       Series 2002A (INS)                                   5.25            12/01/2023           6,366
               Keller Higher Education Facilities Corp. RB,
    2,645       Series 2001A (INS)                                   5.25             6/01/2021           2,794
    2,350       Series 2001A (INS)                                   5.25             6/01/2026           2,441
               Lower Colorado River Auth. RB,
    6,750       Series 2002 (INS)(c)                                 4.75             5/15/2022           6,820
    2,945       Series 2002 (INS)(c)                                 5.00             5/15/2023           3,054
    3,830       Series 2002 (INS)(c)                                 5.00             5/15/2024           3,962

P O R T F O L I O
=================---------------------------------------------------------------
                  of INVESTMENTS (continued)
                  (in thousands)

USAA LONG-TERM FUND

SEPTEMBER 30, 2002 (UNAUDITED)

PRINCIPAL                                                          COUPON                 FINAL          MARKET
   AMOUNT      SECURITY                                              RATE              MATURITY           VALUE
---------------------------------------------------------------------------------------------------------------
 $  8,930      Mansfield ISD GO, Series 2001 (NBGA)                  5.00%            2/15/2023      $    9,191
               Midlothian Development Auth. Tax
                Increment Contract RB,
    8,000       Series 1999                                          6.70            11/15/2023           7,986
   14,000       Series 2001                                          7.88            11/15/2021          15,197
   10,000      North Central Health Facilities
                Development Corp. RB, Series 2002 (INS)              5.25             8/15/2022          10,555
    6,780      Northside ISD GO, Series 2001 (NBGA)                  5.13             2/15/2022           7,090
   10,000      Plano ISD GO, Series 2001 (NBGA)                      5.00             2/15/2020          10,462
   13,500      Port of Corpus Christi IDC PCRB,
                Series 1997A                                         5.45             4/01/2027          12,807
    4,060      San Antonio Electric and Gas System RB,
                Series 2002                                          5.38             2/01/2020           4,417
    4,000      San Antonio General Improvement GO,
                Series 2001                                          5.25             2/01/2017           4,353
    5,595      Schertz-Cibolo-Universal City ISD GO,
                Series 2001 (NBGA)                                   5.00             8/01/2023           5,766
               Spring Branch ISD GO,
    3,195       Series 2001 (NBGA)                                   5.13             2/01/2019           3,384
   10,160       Series 2001 (NBGA)                                   5.13             2/01/2022          10,623
    4,750      Spring ISD GO, Series 2001 (NBGA)                     5.00             8/15/2022           4,924
    4,435      Texas A&M Univ. Board of Regents RB,
                Series 2001B                                         5.00             5/15/2021           4,626
    6,420      Travis County Health Facilities Development
                Corp. RB, Series 1999A (INS)                         5.88            11/15/2024           7,063
               Tyler Health Facilities Development
                Corp. Hospital RB,
    3,700       Series 1993A (East Texas Med. Ctr.)                  6.75            11/01/2025           3,604
   10,300       Series 1993B (East Texas Med. Ctr.)                  6.75            11/01/2025          10,032
    7,350       Series 2001 (Mother Frances Hospital)                6.00             7/01/2027           7,548
               Univ. of Texas Board of Regents RB,
    5,000       Series 2001B                                         5.38             8/15/2017           5,527
    9,500       Series 2001B                                         5.38             8/15/2019          10,360
   19,985       Series 2002B                                         5.25             7/01/2019          21,634
               Univ. Systems Financing RB,
    3,500       Series 2002 (INS)(c)                                 5.00             3/15/2018           3,724
    1,500       Series 2002 (INS)(c)                                 5.00             3/15/2020           1,579
   24,280      Veterans' Land Board RB, Series 2002,
                6.43%/6.25%, 8/01/05(d)                              6.43             8/01/2035          22,822
    7,500      Water Development Board Senior Lien RB,
                Series 1997B                                         5.00             7/15/2019           7,787

23

P O R T F O L I O
=================---------------------------------------------------------------
                  of INVESTMENTS (continued)
                  (in thousands)

USAA LONG-TERM FUND

SEPTEMBER 30, 2002 (UNAUDITED)

PRINCIPAL                                                          COUPON                 FINAL          MARKET
   AMOUNT      SECURITY                                              RATE              MATURITY           VALUE
---------------------------------------------------------------------------------------------------------------
 $  7,420      Weatherford ISD GO, Series 2001 (NBGA)                5.45%            2/15/2030      $    7,985
    3,000      Wichita Falls Water and Sewer Systems RB,
                Series 2001 (INS)                                    5.38             8/01/2024           3,188

               UTAH (0.7%)
    7,150      Nebo School District GO,
                Series 2000 (PRE) (NBGA)                             5.50             7/01/2020           8,308
               Univ. of Utah Hospital RB,
    3,595       Series 2001 (INS)                                    5.00             8/01/2019           3,772
    3,780       Series 2001 (INS)                                    5.00             8/01/2020           3,957

               VIRGINIA (1.3%)
   21,950      Peninsula Ports Auth. RB,
                Series 1992 (NBGA)                                   7.38             6/01/2020          22,413
    7,255      Public School Auth. GO,
                Series 2001B                                         5.00             8/01/2016           7,923

               WASHINGTON (1.9%)
    7,665      Health Care Facilities Auth. RB,
                Series 2001A (INS)                                   5.25            10/01/2021           8,072
    5,000      Housing Finance Commission RB,
                Series 1999 (INS)                                    6.00             7/01/2029           5,471
   12,295      King County Hospital District No. 1 GO,
                Series 2001 (INS)                                    5.00            12/01/2021          12,822
               Snohomish County GO,
    9,830       Series 2001 (INS)                                    5.13            12/01/2021          10,367
    6,760       Series 2001 (INS)                                    5.13            12/01/2022           7,083

               WEST VIRGINIA (0.2%)
    3,335      Parkways, Economic Development and
                Tourism Auth. RB, Series 2002 (INS)                  5.25             5/15/2019           3,766

               WISCONSIN (1.4%)
               Health and Education Facilities Auth. RB,
      910       Series 2001 (Agnesian Healthcare Inc.)               5.65             7/01/2013             981
      715       Series 2001 (Agnesian Healthcare Inc.)               5.75             7/01/2014             770
    1,000       Series 2001 (Agnesian Healthcare Inc.)               6.00             7/01/2021           1,051
    1,000       Series 2001 (Agnesian Healthcare Inc.)               6.00             7/01/2030           1,037
    7,250       Series 2001 (Froedtert & Community Health)           5.38            10/01/2021           7,425
    1,750      Muskego-Norway School District GO (INS)               5.13             4/01/2019           1,874
    8,000      State GO, Series 1 2001 (INS)                         5.50             5/01/2015           9,372

P O R T F O L I O
=================---------------------------------------------------------------
                  of INVESTMENTS (continued)
                  (in thousands)

USAA LONG-TERM FUND

SEPTEMBER 30, 2002 (UNAUDITED)

PRINCIPAL                                                          COUPON                 FINAL          MARKET
   AMOUNT      SECURITY                                              RATE              MATURITY           VALUE
---------------------------------------------------------------------------------------------------------------
 $  8,000      Univ. of Wisconsin Hospitals and
                Clinics Auth. RB, Series 2000 (INS)                  6.20%            4/01/2029      $    9,221
                                                                                                     ----------
               Total fixed-rate instruments (cost: $2,002,429)                                        2,159,430
                                                                                                     ----------

               PUT BONDS (1.4%)

               DISTRICT OF COLUMBIA (0.9%)
               MedStar Univ. Hospital RB,
   15,000       Series 2001B                                         6.63             8/15/2031          15,788
    3,500       Series 2001C                                         6.80             8/15/2031           3,742

               MICHIGAN (0.3%)
    5,500      Strategic Fund PCRB, Series 1995CC
                (Detroit Edison Co.)(INS)                            4.85             9/01/2030           6,007

               MONTANA (0.2%)
    5,000      Forsyth PCRB, Series 1999A (Avista
                Corp. Colstrip Project)(INS)                         5.00            10/01/2032           5,521
                                                                                                     ----------
               Total put bonds (cost: $29,164)                                                           31,058
                                                                                                     ----------

               VARIABLE-RATE DEMAND NOTES (2.7%)

               ALASKA (0.4%)
               Valdez Marine Terminal RB,
    2,600       Series 1993A                                         2.05            12/01/2033           2,600
    6,700       Series 1993C                                         2.05            12/01/2033           6,700

               CALIFORNIA (0.2%)
      300      Alameda County IDA RB, Series 1994                    2.10             6/01/2004             300
    1,000      Irvine Improvement Bonds, Assessment
                District 89-10 (LOC)                                 1.85             9/02/2015           1,000
    4,025      Ontario IDA RB, Series 1985 (LOC)                     1.95             4/01/2015           4,025

               FLORIDA (0.3%)
    7,800      Broward County Health Facilities Auth. RB,
                Series 2002 (LIQ)(INS)                               2.15             9/01/2032           7,800
      200      Martin County PCRB, Series 2000                       2.10             7/15/2022             200

               IDAHO (0.1%)
    3,600      Health Facilities Auth. RB, Series 1995 (LOC)         2.10             5/01/2022           3,600

25

P O R T F O L I O
=================---------------------------------------------------------------
                  of INVESTMENTS (continued)
                  (in thousands)

USAA LONG-TERM FUND

SEPTEMBER 30, 2002 (UNAUDITED)

PRINCIPAL                                                          COUPON                 FINAL          MARKET
   AMOUNT      SECURITY                                              RATE              MATURITY           VALUE
---------------------------------------------------------------------------------------------------------------
               INDIANA (0.2%)
 $  3,600      Princeton PCRB, Series 1997 (LOC)                     1.95%            4/01/2022      $    3,600

               IOWA (0.2%)
    2,700      Finance Auth. Purchase RB,
                Series 1999 (LOC)                                    1.80             2/01/2019           2,700
    1,640      Higher Education Loan Auth. RB,
                Series 2000 (LOC)                                    2.10            11/01/2030           1,640

               MISSOURI (0.1%)
    1,700      Independence IDA IDRB,
                Series 1997A (LOC)                                   2.10            11/01/2027           1,700

               NEW YORK (0.3%)
    2,186      Dormitory Auth. RB, Series 1993
                (Oxford Univ. Press)(LOC)                            1.95             7/01/2023           2,186
    4,300      Energy PCRB, Series 1994B (LOC)                       1.95             2/01/2029           4,300

               OHIO (0.1%)
    2,000      Summit County Port Auth. RB,
                Series 2002 (LOC)                                    1.65             5/01/2013           2,000

               OKLAHOMA (0.1%)
    2,000      Development Finance Auth. RB,
                Series 2002C (LOC)                                   2.15             2/01/2012           2,000

               TEXAS (0.2%)
               Harris County IDC PCRB,
    1,000       Series 1984A                                         2.00             3/01/2024           1,000
    4,400       Series 1984B                                         2.00             3/01/2024           4,400

               VIRGINIA (0.1%)
    1,700      Richmond IDA RB, Series 2001 (LOC)                    2.00            12/01/2031           1,700

               WYOMING (0.4%)
    2,675      Platte County RB, Series 1984A (NBGA)                 2.10             7/01/2014           2,675
    6,000      Sweetwater County PCRB, Series 1996C                  2.15             7/15/2026           6,000
                                                                                                     ----------
               Total variable-rate demand notes (cost: $62,126)                                          62,126
                                                                                                     ----------

               TOTAL INVESTMENTS (COST: $2,093,719)                                                  $2,252,614
                                                                                                     ==========

P O R T F O L I O
=================---------------------------------------------------------------
                  of INVESTMENTS
                  (continued)

USAA LONG-TERM FUND

SEPTEMBER 30, 2002 (UNAUDITED)

PORTFOLIO SUMMARY BY CONCENTRATION
--------------------------------------------------------------------------------

General Obligation               21.2%
Hospital                         17.1
Escrowed Bonds                   11.2
Special Assessment/Tax/Fee        9.5
Water/Sewer Utility               7.1
Education                         6.0
Toll Roads                        4.5
Casinos & Gaming                  2.9
Nursing/CCRC                      2.3
Paper Products                    2.3
Appropriated Debt                 1.8
Electric Utilities                1.8
Airport/Port                      1.4
Electric/Gas Utility              1.3
Health Miscellaneous              1.2
Single-Family Housing             1.2
Air Freight & Logistics           1.0
Real Estate Tax/Fee               1.0
Other                             4.4
                                 ----
Total                            99.2%
                                 ====

PORTFOLIO SUMMARY BY STATE
--------------------------------------------------------------------------------

Alabama                           3.1%
Alaska                            0.6
Arizona                           0.4
California                        0.2
Colorado                          2.3
Connecticut                       4.1
District of Columbia              3.4
Florida                           3.3
Georgia                           2.0
Hawaii                            0.6
Idaho                             0.2
Illinois                          7.4
Indiana                           4.1
Iowa                              0.4
Kentucky                          0.3
Louisiana                         0.7
Maine                             1.4
Massachusetts                     2.8
Michigan                          5.8
Minnesota                         2.2
Mississippi                       0.1
Missouri                          0.7
Montana                           0.2
Nebraska                          1.7
Nevada                            4.7
New Jersey                        2.2
New Mexico                        0.7
New York                         13.6
North Carolina                    0.8
North Dakota                      0.3
Ohio                              0.4
Oklahoma                          0.5
Pennsylvania                      0.8
Puerto Rico                       0.6
Rhode Island                      1.2
South Carolina                    1.1
Tennessee                         0.7
Texas                            17.6
Utah                              0.7
Virginia                          1.4
Washington                        1.9
West Virginia                     0.2
Wisconsin                         1.4
Wyoming                           0.4
                                 ----
Total                            99.2%
                                 ====

27

N O T E S
=========-----------------------------------------------------------------------
          to Portfolio of INVESTMENTS

USAA LONG-TERM FUND

SEPTEMBER 30, 2002 (UNAUDITED)

GENERAL NOTES
--------------------------------------------------------------------------------

                 Values of securities are determined by procedures and practices discussed in Note 1 to the financial statements.

                 The percentages shown represent the percentages of the investments to net assets and, in total, may not equal 100%.

SPECIFIC NOTES
--------------------------------------------------------------------------------

                 (a) Zero-coupon security. Rate represents the effective yield at the date of purchase. At September 30, 2002, this security represents 0.3% of the Fund's net assets.

                 (b) Security is not registered under the Securities Act of 1933. Resales of this security in the United States may occur in exempt transactions to qualified institutional buyers as defined by Rule 144A, and as such is generally deemed by the Manager to be liquid under guidelines approved by the Company's Board of Directors.

                 (c) At September 30, 2002, the cost of securities purchased on a delayed-delivery basis, including when-issued securities, was $22,753,000.

                 (d) Stepped coupon note initially issued in zero-coupon form, which converts to coupon form at the date specified in the security description. At the end of this reporting period, the security is in zero-coupon form. Interest rates presented in the security description represent the zero-coupon effective yield at the date of purchase, followed by the coupon rate paid after the conversion. The rate presented in the coupon rate column represents the zero-coupon effective yield.

                 SEE ACCOMPANYING NOTES TO FINANCIAL STATEMENTS.

S T A T E M E N T
=================---------------------------------------------------------------
                  of ASSETS and LIABILITIES
                  (in thousands)

USAA LONG-TERM FUND

SEPTEMBER 30, 2002 (UNAUDITED)

ASSETS

     Investments in securities, at market value (identified cost of $2,093,719)    $2,252,614
     Cash                                                                               1,197
     Receivables:
       Capital shares sold                                                                346
       Interest                                                                        31,487
       Securities sold                                                                 23,625
                                                                                   ----------
          Total assets                                                              2,309,269
                                                                                   ----------

LIABILITIES

     Securities purchased (when-issued securities of $17,889)                          33,834
     Capital shares redeemed                                                              816
     USAA Investment Management Company                                                   605
     USAA Transfer Agency Company                                                          73
     Accounts payable and accrued expenses                                                281
     Dividends on capital shares                                                        2,451
                                                                                   ----------
          Total liabilities                                                            38,060
                                                                                   ----------
             Net assets applicable to capital shares outstanding                   $2,271,209
                                                                                   ==========

NET ASSETS CONSIST OF:

     Paid-in capital                                                               $2,125,998
     Accumulated net realized loss on investments                                     (13,684)
     Net unrealized appreciation of investments                                       158,895
                                                                                   ----------
          Net assets applicable to capital shares outstanding                      $2,271,209
                                                                                   ==========
     Capital shares outstanding                                                       162,800
                                                                                   ==========
     Authorized shares of $.01 par value                                              290,000
                                                                                   ==========
     Net asset value, redemption price, and offering price per share               $    13.95
                                                                                   ==========

     SEE ACCOMPANYING NOTES TO FINANCIAL STATEMENTS.

29

S T A T E M E N T
=================---------------------------------------------------------------
                  of OPERATIONS
                  (in thousands)

USAA LONG-TERM FUND

SIX-MONTH PERIOD ENDED SEPTEMBER 30, 2002 (UNAUDITED)

NET INVESTMENT INCOME

     Interest income                                                         $ 59,761
                                                                             --------

     Expenses:
       Management fees                                                          3,294
       Administrative and servicing fees                                        1,630
       Transfer agent's fees                                                      433
       Custodian's fees                                                           176
       Postage                                                                     62
       Shareholder reporting fees                                                  94
       Directors' fees                                                              2
       Registration fees                                                           42
       Professional fees                                                           38
       Other                                                                       24
                                                                             --------
          Total expenses                                                        5,795
       Expenses paid indirectly                                                    (5)
                                                                             --------
          Net expenses                                                          5,790
                                                                             --------
             Net investment income                                             53,971
                                                                             --------

NET REALIZED AND UNREALIZED GAIN (LOSS) ON INVESTMENTS

     Net realized loss                                                         (2,644)
     Change in net unrealized appreciation/depreciation                       137,531
                                                                             --------
             Net realized and unrealized gain                                 134,887
                                                                             --------
     Increase in net assets resulting from operations                        $188,858
                                                                             ========

     SEE ACCOMPANYING NOTES TO FINANCIAL STATEMENTS.

S T A T E M E N T S
===================-------------------------------------------------------------
                    of Changes in NET ASSETS
                    (in thousands)

USAA LONG-TERM FUND

SIX-MONTH PERIOD ENDED SEPTEMBER 30, 2002 (UNAUDITED),
AND YEAR ENDED MARCH 31, 2002

                                                               9/30/2002       3/31/2002
                                                              --------------------------
FROM OPERATIONS

     Net investment income                                    $   53,971      $  111,433
     Net realized loss on investments                             (2,644)           (536)
     Change in net unrealized appreciation/depreciation
       of investments                                            137,531         (44,442)
                                                              --------------------------
           Increase in net assets resulting from operations      188,858          66,455
                                                              --------------------------

DISTRIBUTIONS TO SHAREHOLDERS FROM:

     Net investment income                                       (53,971)       (111,433)
                                                              --------------------------

FROM CAPITAL SHARE TRANSACTIONS

     Proceeds from shares sold                                   125,783         365,731
     Dividend reinvestments                                       37,279          76,501
     Cost of shares redeemed                                    (119,314)       (403,664)
                                                              --------------------------
       Increase in net assets from capital share
           transactions                                           43,748          38,568
                                                              --------------------------
     Net increase (decrease) in net assets                       178,635          (6,410)

NET ASSETS

     Beginning of period                                       2,092,574       2,098,984
                                                              --------------------------
     End of period                                            $2,271,209      $2,092,574
                                                              ==========================

CHANGE IN SHARES OUTSTANDING

     Shares sold                                                   9,352          27,488
     Shares issued for dividends reinvested                        2,756           5,739
     Shares redeemed                                              (8,873)        (30,233)
                                                              --------------------------
       Increase in shares outstanding                              3,235           2,994
                                                              ==========================

     SEE ACCOMPANYING NOTES TO FINANCIAL STATEMENTS.

31

N O T E S
=========-----------------------------------------------------------------------
          to FINANCIAL Statements

USAA LONG-TERM FUND

SEPTEMBER 30, 2002 (UNAUDITED)

(1) SUMMARY OF SIGNIFICANT ACCOUNTING POLICIES
--------------------------------------------------------------------------------

                 USAA Tax Exempt Fund, Inc. (the Company), registered under the Investment Company Act of 1940, as amended, is a diversified, open-end management investment company incorporated under the laws of Maryland consisting of 10 separate funds. The information presented in this semiannual report pertains only to the USAA Long-Term Fund (the Fund). The Fund's investment objective is to provide investors with interest income that is exempt from federal income tax.

                    A. SECURITY VALUATION - Securities are valued each business day by a pricing service (the Service) approved by the Company's Board of Directors. The Service uses the mean between quoted bid and asked prices or the last sale price to price securities when, in the Service's judgment, these prices are readily available and are representative of the securities' market values. For many securities, such prices are not readily available. The Service generally prices these securities based on methods that include consideration of yields or prices of tax-exempt securities of comparable quality, coupon, maturity, and type; indications as to values from dealers in securities; and general market conditions. Securities that cannot be valued by the Service, and all other assets, are valued in good faith at fair value using methods determined by USAA Investment Management Company (the Manager), an affiliate of the Fund, under valuation procedures approved by the Company's Board of Directors. Securities purchased with maturities of 60 days or less are stated at amortized cost, which approximates market value.

                    B. FEDERAL TAXES - The Fund's policy is to comply with the requirements of the Internal Revenue Code applicable to regulated investment companies and to distribute substantially all of its income to its shareholders. Therefore, no federal income tax provision is required.

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          to FINANCIAL Statements
          (continued)

USAA LONG-TERM FUND

SEPTEMBER 30, 2002 (UNAUDITED)

                    C. INVESTMENTS IN SECURITIES - Security transactions are
                       accounted for on the date the securities are purchased or sold (trade date). Gain or loss from sales of investment securities is computed on the identified cost basis. Interest income is recorded daily on the accrual basis. Premiums and discounts are amortized over the life of the respective securities.

                    D. EXPENSES PAID INDIRECTLY - The Fund's custodian bank has agreed to reduce its fees when the Fund maintains a cash balance in the non-interest-bearing custody account. For the six-month period ended September 30, 2002, custodian fee offset arrangements reduced expenses by $5,000.

                    E. SECURITIES PURCHASED ON A DELAYED-DELIVERY OR WHEN-ISSUED
                       BASIS - Delivery and payment for securities that have been purchased by the Fund on a delayed-delivery or when-issued basis can take place a month or more after the trade date. During the period prior to settlement, these securities do not earn interest, are subject to market fluctuation, and may increase or decrease in value prior to their delivery. The Fund maintains segregated assets with a market value equal to or greater than the amount of its purchase commitments. The purchase of securities on a delayed-delivery or when-issued basis may increase the volatility of the Fund's net asset value to the extent that the Fund makes such purchases while remaining substantially fully invested. As of September 30, 2002, net outstanding when-issued commitments for the Fund were $17,889,000.

                    F. USE OF ESTIMATES - The preparation of financial
                       statements in conformity with accounting principles generally accepted in the United States requires management to make estimates and assumptions that may affect the reported amounts in the financial statements.

33

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=========-----------------------------------------------------------------------
          to FINANCIAL Statements
          (continued)

USAA LONG-TERM FUND

SEPTEMBER 30, 2002 (UNAUDITED)

(2) LINES OF CREDIT
--------------------------------------------------------------------------------

                 The Fund participates with other USAA funds in two joint, short-term, revolving, committed loan agreements totaling $500 million: $400 million with USAA Capital Corporation (CAPCO), an affiliate of the Manager, and $100 million with Bank of America. The purpose of the agreements is to meet temporary or emergency cash needs, including redemption requests that might otherwise require the untimely disposition of securities.

                 Subject to availability under its agreement with CAPCO, the Fund may borrow from CAPCO an amount up to 5% of the Fund's total assets at CAPCO's borrowing rate with no markup. Subject to availability under its agreement with Bank of America, the Fund may borrow from Bank of America, at Bank of America's borrowing rate plus a markup, an amount which, when added to outstanding borrowings under the CAPCO agreement, does not exceed 15% of the Fund's total assets. In addition, the USAA funds that are party to the loan agreements are assessed facility fees in aggregate by Bank of America in an annual amount equal to 0.09% of the $100 million loan agreement, whether used or not, and by CAPCO based on the funds' assessed proportionate share of CAPCO's operating expenses related to obtaining and maintaining CAPCO's funding programs in total (in no event to exceed 0.09% annually of the $400 million loan agreement). The facility fees are allocated among the funds based on their respective average net assets for the period. The Fund had no borrowings under either of these agreements during the six-month period ended September 30, 2002.

(3) DISTRIBUTIONS
--------------------------------------------------------------------------------

                 The tax basis of distributions and accumulated undistributed net investment income will be determined based upon the Fund's tax year-end of March 31, 2003, in accordance with applicable tax law.

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=========-----------------------------------------------------------------------
          to FINANCIAL Statements
          (continued)

USAA LONG-TERM FUND

SEPTEMBER 30, 2002 (UNAUDITED)

                 Net investment income is accrued daily as dividends and distributed to shareholders monthly. Distributions of realized gains from security transactions not offset by capital losses are made annually in the succeeding fiscal year or as otherwise required to avoid the payment of federal taxes. At March 31, 2002, the Fund had capital loss carryovers for federal income tax purposes of $11,040,000, which, if not offset by subsequent capital gains, will expire between 2003 and 2011. It is unlikely that the Company's Board of Directors will authorize a distribution of capital gains realized in the future until the capital loss carryovers have been utilized or expire.

(4) INVESTMENT TRANSACTIONS
--------------------------------------------------------------------------------

                 Cost of purchases and proceeds from sales/maturities of securities, excluding short-term securities, for the six-month period ended September 30, 2002, were $337,443,000 and $329,504,000, respectively.

                 At September 30, 2002, the cost of securities for federal income tax purposes was approximately the same as that reported in the financial statements.

                 Gross unrealized appreciation and depreciation of investments as of September 30, 2002, were $183,224,000 and $24,329,000, respectively, resulting in net unrealized appreciation of $158,895,000.

(5) TRANSACTIONS WITH MANAGER
--------------------------------------------------------------------------------

                    A. MANAGEMENT FEES - The Manager carries out the Fund's
                       investment policies and manages the Fund's portfolio. Beginning with the month ended July 31, 2002, the investment management fee for the Fund is composed of a base fee and a performance adjustment that increases or decreases the base fee depending upon the performance of the Fund relative to the performance of the Lipper General Municipal Debt Funds

35

N O T E S
=========-----------------------------------------------------------------------
          to FINANCIAL Statements
          (continued)

USAA LONG-TERM FUND

SEPTEMBER 30, 2002 (UNAUDITED)

                       Index, which tracks the total return performance of the 30 largest funds in the Lipper General Municipal Debt Funds category. The Fund's base fee is accrued daily and paid monthly at an annualized rate of 0.28% of its average net assets.

                       The performance adjustment is calculated monthly by comparing the Fund's performance to that of the Lipper index over the performance period. For the month ended July 31, 2002, the performance period consisted of the previous 12-month period. A new month is added to the performance period each month thereafter until the performance period consists of the previous 36 months. Thereafter, the performance period will consist of the current month plus the previous 35 months.

                       The annual performance adjustment rate is multiplied by the average net assets of the Fund over the entire performance period, which is then multiplied by a fraction, the numerator of which is the number of days in the month and the denominator of which is 365 (366 in leap years). The resulting amount is then added to (in the case of overperformance) or subtracted from (in the case of underperformance) the base fee as referenced in the following chart:

OVER/UNDER PERFORMANCE        ANNUAL ADJUSTMENT RATE
RELATIVE TO INDEX(1)          AS A % OF THE FUND'S AVERAGE NET ASSETS
---------------------------------------------------------------------
+/- 0.20% to 0.50%             +/- 0.04%
+/- 0.51% to 1.00%             +/- 0.05%
+/- 1.01% and greater          +/- 0.06%

(1)Based on the difference between average annual performance of the Fund and its relevant index, rounded to the nearest 0.01%.

                       During the six-month period ended September 30, 2002, the Fund paid the Manager total management fees of $3,294,000, which included a performance fee of $251,000.

N O T E S
=========-----------------------------------------------------------------------
          to FINANCIAL Statements
          (continued)

USAA LONG-TERM FUND

SEPTEMBER 30, 2002 (UNAUDITED)

                    B. ADMINISTRATIVE AND SERVICING FEES - The Manager provides certain administrative and shareholder servicing functions for the Fund. For such services the Manager receives a fee accrued daily and paid monthly at an annualized rate of 0.15% of the Fund's average net assets. During the six-month period ended September 30, 2002, the Fund paid the Manager administrative and servicing fees of $1,630,000.

                    C. TRANSFER AGENT'S FEES - USAA Transfer Agency Company,
                       d/b/a USAA Shareholder Account Services, an affiliate of the Manager, provides transfer agent services to the Fund based on an annual charge of $25.50 per shareholder account plus out-of-pocket expenses. During the six-month period ended September 30, 2002, the Fund paid USAA Transfer Agency Company transfer agent's fees of $433,000.

                    D. UNDERWRITING SERVICES - The Manager provides exclusive
                       underwriting and distribution of the Fund's shares on a continuing best-efforts basis. The Manager receives no commissions or fees for this service.

(6) TRANSACTIONS WITH AFFILIATES
--------------------------------------------------------------------------------

                 Certain directors and officers of the Fund are also directors, officers, and/or employees of the Manager. None of the affiliated directors or Fund officers received any compensation from the Fund.

(7) CHANGE OF INDEPENDENT AUDITORS
--------------------------------------------------------------------------------

                 On May 29, 2002, based on the recommendation of the Company's Audit Committee, the Company's Board of Directors determined not to retain KPMG LLP (KPMG) as the Fund's independent auditors and voted to appoint Ernst & Young LLP for the fiscal year ended March 31, 2003. KPMG served as the Fund's independent auditors

37

N O T E S
=========-----------------------------------------------------------------------
          to FINANCIAL Statements
          (continued)

USAA LONG-TERM FUND

SEPTEMBER 30, 2002 (UNAUDITED)

                 since the Fund's inception on March 19, 1982. From that date through the fiscal year ended March 31, 2002, KPMG's audit reports contained no adverse opinion or disclaimer of opinion; nor were KPMG's reports qualified or modified as to uncertainty, audit scope, or accounting principle. Further, through May 29, 2002, there were no disagreements between the Fund and KPMG on any matter of accounting principles or practices, financial statement disclosure, or auditing scope or procedure.

N O T E S
=========-----------------------------------------------------------------------
          to FINANCIAL Statements
          (continued)

USAA LONG-TERM FUND

SEPTEMBER 30, 2002 (UNAUDITED)

(8) FINANCIAL HIGHLIGHTS
--------------------------------------------------------------------------------

Per share operating performance for a share outstanding throughout each period is as follows:

                                         SIX-MONTH
                                        PERIOD ENDED
                                        SEPTEMBER 30,                              YEAR ENDED MARCH 31,
                                        ----------------------------------------------------------------------------------
                                              2002              2002            2001        2000         1999         1998
                                        ----------------------------------------------------------------------------------
Net asset value at
   beginning of period                  $    13.11        $    13.41      $    12.75  $    13.92   $    14.00   $    13.22
                                        ----------------------------------------------------------------------------------

Income (loss) from investment
   operations:
   Net investment income                       .34               .70             .74         .76          .76          .78
   Net realized and
     unrealized gain (loss)                    .84              (.30)            .66       (1.17)        (.08)         .78
                                        ----------------------------------------------------------------------------------
Total from investment operations              1.18               .40            1.40        (.41)         .68         1.56
                                        ----------------------------------------------------------------------------------

Less distributions:
   From net investment income                 (.34)             (.70)           (.74)       (.76)        (.76)        (.78)
                                        ----------------------------------------------------------------------------------
Net asset value at end of period        $    13.95        $    13.11      $    13.41  $    12.75   $    13.92   $    14.00
                                        ==================================================================================
Total return (%)*                             9.08              3.03           11.35       (2.95)        4.98        12.04
Net assets at end of period (000)       $2,271,209        $2,092,574      $2,098,984  $1,935,892   $2,168,242   $2,042,525
Ratio of expenses to
   average net assets (%)**                    .53(a,b)          .46(b)          .36         .36          .36          .36
Ratio of net investment income to
   average net assets (%)**                   4.98(a)           5.25            5.72        5.77         5.44         5.65
Portfolio turnover (%)                       15.60             39.84           46.62       29.04        29.56        35.20

  * Assumes reinvestment of all dividend income distributions during the period.
 ** For the six-month period ended September 30, 2002, average net assets were
    $2,168,481,000.
(a) Annualized. The ratio is not necessarily indicative of 12 months of operations.
(b) Reflects total expenses prior to any custodian fee offset arrangement. If custodian fee credit were excluded from the calculation, the expense ratio for each period would have been reduced as follows:
                                                 -              (.01%)           N/A         N/A          N/A          N/A

39

NOTES
=====---------------------------------------------------------------------------

NOTES
=====---------------------------------------------------------------------------

41

NOTES
=====---------------------------------------------------------------------------

NOTES
=====---------------------------------------------------------------------------

43

NOTES
=====---------------------------------------------------------------------------

                  DIRECTORS    Robert G. Davis, CHAIRMAN OF THE BOARD
                               Christopher W. Claus, VICE CHAIRMAN OF THE BOARD
                               Barbara B. Dreeben
                               Robert L. Mason, Ph.D.
                               Michael F. Reimherr
                               Laura T. Starks, Ph.D.
                               Richard A. Zucker

             ADMINISTRATOR,    USAA Investment Management Company
        INVESTMENT ADVISER,    9800 Fredericksburg Road
               UNDERWRITER,    San Antonio, Texas 78288
            AND DISTRIBUTOR

             TRANSFER AGENT    USAA Shareholder Account Services
                               9800 Fredericksburg Road
                               San Antonio, Texas 78288

                  CUSTODIAN    State Street Bank and Trust Company
                               P.O. Box 1713
                               Boston, Massachusetts 02105

       INDEPENDENT AUDITORS    Ernst & Young LLP
                               100 West Houston St., Suite 1900
                               San Antonio, Texas 78205

                  TELEPHONE    Call toll free - Central Time
           ASSISTANCE HOURS    Monday - Friday, 7 a.m. to 10 p.m.
                               Saturday, 8:30 a.m. to 5 p.m.
                               Sunday, 10:30 a.m. to 7 p.m.

             FOR ADDITIONAL    1-800-531-8181, in San Antonio 456-7200
          INFORMATION ABOUT    For account servicing, exchanges,
               MUTUAL FUNDS    or redemptions
                               1-800-531-8448, in San Antonio 456-7202

            RECORDED MUTUAL    24-hour service (from any phone)
          FUND PRICE QUOTES    1-800-531-8066, in San Antonio 498-8066

                MUTUAL FUND    (from touch-tone phones only)
          USAA TOUCHLINE(R)    For account balance, last transaction, fund
                               prices, or to exchange or redeem fund shares
                               1-800-531-8777, in San Antonio 498-8777

            INTERNET ACCESS    USAA.COM

THROUGH OUR ONGOING EFFORTS TO REDUCE EXPENSES, YOUR REPORT MAILINGS ARE STREAMLINED. WE DEVELOP MAILING LISTS USING CRITERIA SUCH AS ADDRESS, MEMBER NUMBER, AND SURNAME TO SEND ONE REPORT TO EACH HOUSEHOLD INSTEAD OF SENDING A REPORT TO EVERY REGISTERED OWNER. THIS PRACTICE IS DESIGNED TO REDUCE DUPLICATE COPIES AND SAVE PAPER AND POSTAGE COSTS TO THE FUND. IF YOU PREFER NOT TO PARTICIPATE IN STREAMLINING AND WOULD LIKE TO CONTINUE RECEIVING ONE REPORT PER REGISTERED ACCOUNT OWNER, PLEASE CALL US AND WE WILL BEGIN YOUR INDIVIDUAL DELIVERY WITHIN 30 DAYS OF YOUR REQUEST.

                                                                         [LOGO]
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                                                                          Paper

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